Structured entities - Nature of interests (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	£ 191,972	£ 175,151
Financial assets at fair value through other comprehensive income	61,753	78,688
Loans and advances at amortised cost	361,451	342,632
Other assets	3,785	2,622
Other interests
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	3,490	2,864
Financial assets at fair value through other comprehensive income	91	153
Loans and advances at amortised cost	28,227	20,946
Other assets	17	16
Total on-balance sheet exposures	31,825	23,979
Total off-balance sheet notional amounts	20,441	19,305
Maximum exposure to loss	52,266	43,284
Total assets of the entity	284,552	291,170
Other interests | Of which: Barclays owned, not consolidated entities
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	3,335	2,698
Financial assets at fair value through other comprehensive income	0	0
Other assets	0	0
Total on-balance sheet exposures	3,335	2,698
Total off-balance sheet notional amounts	0	0
Maximum exposure to loss	3,335	2,698
Total assets of the entity	11,513	11,008
Other interests | Financial assets at amortised cost
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	28,227	20,946
Other interests | Financial assets at amortised cost | Of which: Barclays owned, not consolidated entities
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	0	0
Multi-seller conduit programme
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	0
Financial assets at fair value through other comprehensive income	0	0
Other assets	8	8
Total on-balance sheet exposures	5,192	5,154
Total off-balance sheet notional amounts	11,015	11,750
Maximum exposure to loss	16,207	16,904
Total assets of the entity	65,441	87,004
Multi-seller conduit programme | Financial assets at amortised cost
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	5,184	5,146
Lending
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	70	98
Financial assets at fair value through other comprehensive income	53	106
Other assets	4	3
Total on-balance sheet exposures	14,665	12,928
Total off-balance sheet notional amounts	9,426	7,555
Maximum exposure to loss	24,091	20,483
Total assets of the entity	166,238	159,804
Lending | Financial assets at amortised cost
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	14,538	12,721
Other
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	3,420	2,766
Financial assets at fair value through other comprehensive income	38	47
Other assets	5	5
Total on-balance sheet exposures	11,968	5,897
Total off-balance sheet notional amounts	0	0
Maximum exposure to loss	11,968	5,897
Total assets of the entity	52,873	44,362
Other | Financial assets at amortised cost
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	£ 8,505	£ 3,079